UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22926

Elkhorn ETF Trust
 (Exact name of registrant as specified in charter)

207 Reber Street, Suite 201
Wheaton, IL  60187
 (Address of principal executive offices) (Zip code)

Benjamin T. Fulton
Elkhorn ETF Trust
 207 Reber Street, Suite 201
Wheaton, IL  60187
  (Name and address of agent for service)

Copy to:

Morrison C. Warren, Esq.
Chapman and Cutler LLP
111 West Monroe Street
Chicago, IL  60603

Registrant's telephone number, including area code: (630) 355-4676

Date of fiscal year end:  March 31

Date of reporting period:  June 30, 2016

EXPLANATORY NOTE: This Form N-Q filing covers the Elkhorn S&P 500 Capital Expenditures Portfolio (CAPX) and the Elkhorn S&P High Quality Preferred ETF (EPRF).

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.

The Schedule(s) of Investments is attached herewith.

ELKHORN S&P 500 CAPITAL EXPENDITURES PORTFOLIO
Schedule of Investments
June 30, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS—99.9%
Banks—3.0%
Fifth Third Bancorp	1,445	$25,417
KeyCorp	2,197	24,277
M&T Bank Corp.	216	25,538
Total Banks		75,232
Beverages—1.1%
Monster Beverage Corp.*	177	28,446

Biotechnology—3.7%
AbbVie, Inc.	403	24,950
Amgen, Inc.	150	22,822
Biogen, Inc.*	87	21,038
Vertex Pharmaceuticals, Inc.*	277	23,828
Total Biotechnology		92,638
Capital Markets—1.9%
Bank of New York Mellon Corp. (The)	664	25,797
Charles Schwab Corp. (The)	885	22,399
Total Capital Markets		48,196
Chemicals—2.2%
FMC Corp.	629	29,129
International Flavors & Fragrances, Inc.	200	25,214
Total Chemicals		54,343
Commercial Services & Supplies—1.1%
Tyco International PLC	666	28,372

Communications Equipment—1.0%
Harris Corp.	307	25,616

Construction & Engineering—2.1%
Jacobs Engineering Group, Inc.*	572	28,491
Quanta Services, Inc.*	1,064	24,600
Total Construction & Engineering		53,091
Consumer Finance—1.9%
Capital One Financial Corp.	354	22,482
Discover Financial Services	466	24,973
Total Consumer Finance		47,455
Diversified Financial Services—3.2%
CME Group, Inc.	265	25,811
Intercontinental Exchange, Inc.	101	25,852
Leucadia National Corp.	1,527	26,463
Total Diversified Financial Services		78,126
Diversified Telecommunication Services—1.1%
AT&T, Inc.	612	26,444

Investments	Shares	Value
Electronic Equipment, Instruments & Components—0.9%
Amphenol Corp., Class A	404	$23,161

Energy Equipment & Services—4.0%
Baker Hughes, Inc.	547	24,686
Diamond Offshore Drilling, Inc.	1,114	27,104
FMC Technologies, Inc.*	855	22,803
Schlumberger Ltd.	319	25,226
Total Energy Equipment & Services		99,819
Food & Staples Retailing—1.0%
Walgreens Boots Alliance, Inc.	290	24,148

Food Products—1.0%
Mead Johnson Nutrition Co.	279	25,319

Health Care Equipment & Supplies—5.2%
Baxter International, Inc.	564	25,504
Becton Dickinson and Co.	152	25,778
C. R. Bard, Inc.	116	27,278
DENTSPLY SIRONA, Inc.	395	24,506
Intuitive Surgical, Inc.*	38	25,134
Total Health Care Equipment & Supplies		128,200
Health Care Providers & Services—5.1%
Aetna, Inc.	216	26,380
AmerisourceBergen Corp.	276	21,892
Express Scripts Holding Co.*	336	25,469
Laboratory Corp. of America Holdings*	199	25,924
Universal Health Services, Inc., Class B	191	25,613
Total Health Care Providers & Services		125,278
Hotels, Restaurants & Leisure—2.8%
Darden Restaurants, Inc.	364	23,055
Marriott International, Inc., Class A	354	23,527
McDonald's Corp.	185	22,263
Total Hotels, Restaurants & Leisure		68,845
Household Durables—1.0%
D.R. Horton, Inc.	772	24,303

Household Products—1.0%
Clorox Co. (The)	183	25,325

Independent Power and Renewable Electricity Producers—1.1%
NRG Energy, Inc.	1,859	27,866

Industrial Conglomerates—1.9%
General Electric Co.	766	24,114

See accompanying Notes to Schedule of Investments.

ELKHORN S&P 500 CAPITAL EXPENDITURES PORTFOLIO
Schedule of Investments, CONTINUED
June 30, 2016 (Unaudited)

Investments	Shares	Value
Roper Technologies, Inc.	132	$22,514
Total Industrial Conglomerates		46,628
Insurance—2.1%
Loews Corp.	622	25,558
Marsh & McLennan Cos., Inc.	389	26,631
Total Insurance		52,189
Internet & Catalog Retail—1.2%
Amazon.com, Inc.*	40	28,625

Internet Software & Services—1.9%
Facebook, Inc., Class A*	213	24,342
VeriSign, Inc.*	263	22,739
Total Internet Software & Services		47,081
IT Services—2.9%
Cognizant Technology Solutions Corp., Class A*	392	22,438
Total System Services, Inc.	485	25,759
Visa, Inc., Class A	302	22,399
Total IT Services		70,596
Life Sciences Tools & Services—2.1%
Agilent Technologies, Inc.	596	26,438
PerkinElmer, Inc.	471	24,690
Total Life Sciences Tools & Services		51,128
Machinery—1.0%
Illinois Tool Works, Inc.	228	23,748

Media—4.6%
CBS Corp., Class B	435	23,681
Discovery Communications, Inc., Class A*	837	21,118
Scripps Networks Interactive, Inc., Class A	362	22,542
Time Warner, Inc.	320	23,533
Twenty-First Century Fox, Inc., Class A	824	22,289
Total Media		113,163
Metals & Mining—1.0%
Nucor Corp.	498	24,606

Multiline Retail—1.9%
Dollar Tree, Inc.*	296	27,895
Target Corp.	291	20,318
Total Multiline Retail		48,213
Oil, Gas & Consumable Fuels—4.8%
Chesapeake Energy Corp.*	6,268	26,827
Cimarex Energy Co.	232	27,682
Devon Energy Corp.	819	29,689
Southwestern Energy Co.*	2,713	34,130
Total Oil, Gas & Consumable Fuels		118,328

Investments	Shares	Value
Pharmaceuticals—1.6%
Mallinckrodt PLC*	373	$22,671
Perrigo Co. PLC	183	16,592
Total Pharmaceuticals		39,263
Real Estate Investment Trusts—8.8%
American Tower Corp.	223	25,335
AvalonBay Communities, Inc.	124	22,368
Boston Properties, Inc.	185	24,402
Extra Space Storage, Inc.	252	23,320
General Growth Properties, Inc.	815	24,303
HCP, Inc.	680	24,058
Macerich Co. (The)	297	25,361
Public Storage	86	21,981
Realty Income Corp. REIT	374	25,941
Total Real Estate Investment Trusts		217,069
Real Estate Management & Development—0.9%
CBRE Group, Inc., Class A*	822	21,766

Semiconductors & Semiconductor—6.9%
Analog Devices, Inc.	401	22,713
Applied Materials, Inc.	1,133	27,158
First Solar, Inc.*	389	18,859
Intel Corp.	745	24,436
KLA-Tencor Corp.	327	23,953
NVIDIA Corp.	661	31,073
Xilinx, Inc.	509	23,480
Total Semiconductors & Semiconductor		171,672
Software—3.1%
CA, Inc.	784	25,739
Electronic Arts, Inc.*	367	27,804
Red Hat, Inc.*	319	23,159
Total Software		76,702
Specialty Retail—2.8%
Advance Auto Parts, Inc.	151	24,406
Ross Stores, Inc.	417	23,640
Urban Outfitters, Inc.*	774	21,285
Total Specialty Retail		69,331
Technology Hardware, Storage & Peripherals—2.0%
NetApp, Inc.	912	22,426
Western Digital Corp.	547	25,851
Total Technology Hardware, Storage & Peripherals		48,277
Tobacco—1.0%
Reynolds American, Inc.	462	24,916

See accompanying Notes to Schedule of Investments.

ELKHORN S&P 500 CAPITAL EXPENDITURES PORTFOLIO
Schedule of Investments, CONTINUED
June 30, 2016 (Unaudited)

Investments	Shares	Value
Trading Companies & Distributors—2.0%
Fastenal Co.	500	$22,195
United Rentals, Inc.*	396	26,572
Total Trading Companies & Distributors		48,767
Total Common Stocks
(Cost $2,444,420)		2,472,291

MONEY MARKET FUND—0.0%†
BlackRock Liquidity TempFund Portfolio, 0.43% (a) (Cost $1,191)	1,191	1,191
Total Investments—99.9% (Cost $2,445,611)		2,473,482
Other Assets in Excess of Liabilities—0.1%		1,878
Net Assets—100.0%		$2,475,360

REIT - Real Estate Investment Trust

*	Non-income producing security
†	Less than 0.05%
(a)	Rate shown represents annualized 7-day yield as of June 30, 2016.

Sector Allocation	% of Total Investments*
Consumer Discretionary	14.3%
Consumer Staples	5.2
Energy	8.8
Financials	21.8
Health Care	17.7
Industrials	8.1
Information Technology	18.7
Materials	3.2
Telecommunication Services	1.1
Utilities	1.1
Total Investments	100.0%

*	Excluding Money Market Fund

See accompanying Notes to Schedule of Investments.

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of June 30, 2016:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities
Common Stocks	$2,472,291	$–	$–	$2,472,291
Money Market Fund	1,191	–	–	1,191
Total Investments in Securities	$2,473,482	$–	$–	$2,473,482

For the period ended June 30, 2016, there were no transfers between any levels. As of June 30, 2016 there were no Level 3 investments held in the Fund.

See accompanying Notes to Schedule of Investments.

ELKHORN S&P HIGH QUALITY PREFERRED ETF
Schedule of Investments
June 30, 2016 (Unaudited)
Investments	Shares	Value

PREFERRED STOCKS—92.2%
Banks—9.3%
BB&T Corp., Series G	330	$8,547
BB&T Corp.	329	8,686
BB&T Corp., Series F	331	8,527
BB&T Corp.	319	8,584
BB&T Corp., Series E	326	8,590
Commerce Bancshares, Inc., Series B	318	8,850
Cullen/Frost Bankers, Inc.	333	8,805
First Republic Bank, Series F	324	8,748
First Republic Bank, Series G	332	8,705
HSBC Holdings PLC (United Kingdom), Series 2	319	8,463
HSBC Holdings PLC (United Kingdom)	312	8,427
HSBC Holdings PLC (United Kingdom), Series A	325	8,430
JPMorgan Chase & Co., Series Y	319	8,549
JPMorgan Chase & Co., Series BB	320	8,560
JPMorgan Chase & Co., Series AA	320	8,515
JPMorgan Chase & Co., Series T	302	8,528
JPMorgan Chase & Co., Series P	328	8,571
JPMorgan Chase & Co., Series W	317	8,632
JPMorgan Chase & Co., Series O	328	8,498
PNC Financial Services Group, Inc. (The), Series Q	322	8,327
US Bancorp, Series H	324	8,703
Wells Fargo & Co., Series J	259	7,192
Wells Fargo & Co., Series W	321	8,510
Wells Fargo & Co., Series V	317	8,588
Wells Fargo & Co.	327	8,492
Wells Fargo & Co., Series T	274	7,376
Wells Fargo & Co., Series P	325	8,463
Wells Fargo & Co., Series O	328	8,479
Total Banks		237,345
Capital Markets—6.4%
Affiliated Managers Group, Inc.	318	8,484
Apollo Investment Corp.	331	8,540
Bank of New York Mellon Corp. (The)	325	8,609
Charles Schwab Corp. (The), Series D	319	8,562
Charles Schwab Corp. (The), Series C	318	8,675
Goldman Sachs Group, Inc. (The)	319	8,326
KKR Financial Holdings LLC	319	8,342
Morgan Stanley Capital Trust V	2,707	68,758
Northern Trust Corp., Series C	311	8,643
Raymond James Financial, Inc.	318	8,395

Investments	Shares	Value
State Street Corp.	315	$8,788
State Street Corp., Series C	324	8,541
Total Capital Markets		162,663
Commercial Services & Supplies—0.3%
Pitney Bowes, Inc.	310	8,460

Diversified Telecommunication—0.3%
Qwest Corp.	324	8,369

Electric Utilities—10.3%
Duke Energy Corp.	321	8,632
Entergy Arkansas, Inc.	327	8,365
Entergy Arkansas, Inc.	329	8,314
FPL Group Capital Trust I	2,645	71,124
Nextera Energy Capital Holdings, Inc., Series I	328	8,616
Nextera Energy Capital Holdings, Inc.	327	8,564
Nextera Energy Capital Holdings, Inc., Series G	322	8,559
Nextera Energy Capital Holdings, Inc., Series H	327	8,522
PPL Capital Funding, Inc., Series B	316	8,500
SCE Trust I	2,727	72,347
SCE Trust II	1,972	51,568
Total Electric Utilities		263,111
Industrial Conglomerates—0.7%
General Electric Co.	320	8,582
General Electric Co.	319	8,757
Total Industrial Conglomerates		17,339
Insurance—15.1%
Aegon NV (Netherlands)	2,005	52,792
Aegon NV (Netherlands)	2,076	54,640
Aegon NV (Netherlands)	311	8,649
Aflac, Inc.	324	8,631
American Financial Group, Inc.	317	8,432
Arch Capital Group Ltd. (Bermuda), Series C	313	8,307
Argo Group US, Inc.	337	8,853
Assured Guaranty Municipal Holdings, Inc.	328	8,626
Aviva PLC (United Kingdom)	316	8,314
Axis Capital Holdings Ltd. (Bermuda), Series C	321	8,413
Axis Capital Holdings Ltd. (Bermuda), Series D	329	8,709
PartnerRe Ltd. (Bermuda), Series F	327	8,424
PartnerRe Ltd. (Bermuda), Series E	2,442	63,223
PartnerRe Ltd. (Bermuda), Series D	2,615	68,722
Protective Life Corp.	319	8,572
Prudential Financial, Inc.	322	8,585
Prudential Financial, Inc.	319	8,568
Prudential PLC (United Kingdom)	320	8,464

See accompanying Notes to Schedule of Investments.

ELKHORN S&P HIGH QUALITY PREFERRED ETF
Schedule of Investments, CONTINUED
June 30, 2016 (Unaudited)

Investments	Shares	Value
Prudential PLC (United Kingdom)	320	$8,451
RenaissanceRe Holdings Ltd. (Bermuda), Series E	330	8,610
Selective Insurance Group, Inc.	321	8,436
Total Insurance		384,421
Machinery—0.3%
Stanley Black & Decker, Inc.	320	8,464

Media—0.4%
Comcast Corp.	318	8,732

Multi-Utilities—0.3%
DTE Energy Co.	322	8,369

Real Estate Investment Trusts—48.8%
Boston Properties, Inc.	2,645	68,453
Equity Commonwealth	332	8,529
Kimco Realty Corp., Series I	2,652	68,899
Kimco Realty Corp., Series J	2,704	69,844
Kimco Realty Corp., Series K	2,712	69,970
National Retail Properties, Inc., Series E	2,182	58,259
National Retail Properties, Inc., Series D	2,161	56,618
PS Business Parks, Inc., Series S	1,469	37,827
PS Business Parks, Inc., Series T	1,456	38,002
PS Business Parks, Inc., Series U	1,480	38,140
Public Storage, Series V	1,990	51,899
Public Storage, Series A	1,905	52,616
Public Storage, Series Z	1,865	52,574
Public Storage, Series W	2,012	52,553
Public Storage, Series Y	1,829	51,633
Public Storage, Series B	1,993	52,974
Public Storage, Series X	1,997	52,381
Public Storage, Series R	2,003	50,436
Public Storage, Series S	1,986	51,596
Public Storage, Series U	1,955	51,827
Public Storage, Series T	1,949	51,512
Realty Income Corp., Series F	2,647	69,431
Senior Housing Properties Trust	333	8,495
Ventas Realty LP / Ventas Capital Corp.	317	8,781
Wells Fargo Real Estate Investment Corp., Series A	2,571	70,805
Total Real Estate Investment Trusts		1,244,054
Total Preferred Stocks
(Cost $2,333,119)		2,351,327
EXCHANGE TRADED FUNDS—6.9%
iShares US Preferred Stock ETF	2,818	112,410
SPDR Wells Fargo Preferred Stock ETF	1,400	64,428

Investments	Shares	Value
Total Exchange Traded Funds
(Cost $174,824)		$176,838
Total Investments—99.1% (Cost $2,507,943)		2,528,165
Other Assets in Excess of Liabilities—0.9%		23,526
Net Assets—100.0%		$2,551,691

Sector Allocation	% of Total Investments
Consumer Discretionary	0.4%
Financials	87.2
Industrials	1.4
Telecommunication Services	0.3
Utilities	10.7
Total Investments	100.0%

See accompanying Notes to Schedule of Investments.

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of June 30, 2016:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities
Preferred Stocks	$2,351,327	$–	$–	$2,351,327
Exchange Traded Funds	176,838	–	–	176,838
Total Investments in Securities	$2,528,165	$–	$–	$2,528,165

For the period ended June 30, 2016, there were no transfers between any levels. As of June 30, 2016 there were no Level 3 investments held in the Fund.

See accompanying Notes to Schedule of Investments.

NOTES TO SCHEDULE OF INVESTMENTS
(Unaudited)

1. ORGANIZATION

The Elkhorn ETF Trust (the “Trust”) was organized as a Massachusetts business trust on December 17, 2013, and is authorized to issue an unlimited number of shares. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers shares in three series. The Elkhorn S&P 500 Capital Expenditures Portfolio and Elkhorn S&P High Quality Preferred ETF (each a “Fund” and collectively, “Funds”) are presented herein. Each Fund is classified as a non-diversified series of the Trust.

Elkhorn S&P 500 Capital Expenditures Portfolio seeks investment results that generally correspond (before fees and expenses) to the price and yield of the S&P 500® Capex Efficiency Index.

Elkhorn S&P High Quality Preferred ETF seeks investment results that generally correspond (before fees and expenses) to the price and yield of the S&P U.S. High Quality Preferred Stock Index.

The Schedule of Investments is prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Funds follow the accounting and reporting guidance in the Accounting Standards Codifications 946, “Financial Services—Investment Companies” issued by the U.S. Financial Accounting Standards Board.

The following summarizes the investment valuation policies of the Funds.

2. SECURITIES VALUATION

Investment Valuation:

The Funds calculate their net asset value (“NAV”) each day the New York Stock Exchange (the “NYSE”) is open for trading as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”).

Common stocks and other equity securities listed on any national or foreign exchange other than NASDAQ and the London Stock Exchange Alternative Investment Market (“AIM”) are valued at the last sale price on the business day as of which such value is being determined. Securities listed on NASDAQ or AIM are valued at the official closing price on the business day as of which such value is being determined. If there has been no sale on such day, or no official closing price in the case of securities traded on NASDAQ and AIM, the securities are valued at the mean of the most recent bid and ask prices on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below.

If a market quotation is not readily available or is deemed not to reflect market value, Elkhorn Investments, LLC will determine the price of the security held by each Fund based on a determination of the security’s fair value pursuant to policies and procedures approved by the Board of Trustees. In addition, each Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which each Fund’s NAV is calculated. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the 1933 Act) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of each Fund net asset value (as may be the case in foreign markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security’s “fair value.” A variety of factors may be considered in determining the fair value of such securities.

Valuing the Funds’ investments using fair value pricing will result in using prices for those investments that may differ from current market valuations.

Fair Valuation Measurement:

The Financial Accounting Standards Board established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The hierarchy classification of inputs used to value each Fund’s investments at June 30, 2016, is disclosed at the end of each Fund’s Schedule of Investments.

3. FEDERAL INCOME TAX MATTERS

At June 30, 2016, the cost of investments for federal income tax purposes was as follows:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Elkhorn S&P 500 Capital Expenditures Portfolio	$2,445,611	$125,155	$(97,284)	$27,871
Elkhorn S&P High Quality Preferred ETF	2,507,943	24,454	(4,232)	20,222

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Elkhorn ETF Trust

By (Signature and Title)*	/s/ Benjamin T. Fulton
Benjamin T. Fulton, President and Chief Executive Officer
(principal executive officer)

Date	8/17/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Benjamin T. Fulton
Benjamin T. Fulton, President and Chief Executive Officer
(principal executive officer)

Date	8/17/2016

By (Signature and Title)*	/s/ Philip L. Ziesemer
Philip L. Ziesemer, Chief Financial Officer
(principal financial officer)

Date	8/17/2016

* Print the name and title of each signing officer under his or her signature.